Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Taxes:

18.Income Taxes:

18.1Drybulk, Offshore Support, Gas Carrier and Tanker Segments

None of the countries of incorporation of the Company and its subsidiaries impose a tax on international shipping income earned by a “non-resident” corporation thereof. Under the laws of the Republic of the Marshall Islands and Malta and Norway, the countries in which Dryships and the drybulk, offshore support, gas carrier and tanker vessels owned by subsidiaries of the Company are registered, the Company’s subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels’ operating expenses in the accompanying consolidated statements of operations.

Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations there under, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the value of the foreign corporation’s stock is owned, directly or indirectly, by individuals who are “residents” of the foreign corporation’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (the “50% Ownership Test”). For purposes of the 50% Ownership Test, stock owned in a foreign corporation by a foreign corporation whose stock is “primarily and regularly traded on an established securities market” in the United States (the “Publicly-Traded Test”) will be treated as owned by individuals who are “residents” in the country of organization of the foreign corporation that satisfies the Publicly-Traded Test.

The Republic of the Marshall Islands and Malta and Norway, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Company’s ship-owning subsidiaries. Therefore, the ship-owning subsidiaries may be eligible to qualify for exemption from United States federal income taxation with respect to U.S. source shipping income if such companies satisfy certain ownership and documentation requirements under applicable U.S. federal income tax law and regulations. The ship-owning subsidiaries will be deemed to satisfy these certain requirements if the Company is able to satisfy such requirements.

The Company believes that it satisfied the Publicly-Traded Test for its 2015 and 2016 Taxable Years and, therefore, 100% of the stock of its Republic of the Marshall Islands and Malta ship-owning subsidiaries was treated as owned by individuals “resident” in the Republic of the Marshall Islands and Malta. However, the Company did not satisfy the ownership requirements to qualify for an exemption from United States taxation on its U.S. source shipping income for the taxable year ending December 31, 2017. Therefore, each of the Company's Republic of the Marshall Islands, Malta and Norway ship-owning subsidiaries are subject to U.S. federal income tax in respect of their U.S. source shipping income. As a result, the Company recognized the related tax expense amounted to $152, in the accompanying consolidated statement of operations for the year ended December 31, 2017.

18.2Drilling Segment (up to June 8, 2015 – date of deconsolidation):

Ocean Rig operated through its various subsidiaries in a number of countries throughout the world. Income taxes were provided based upon the tax laws and rates in the countries in which operations were conducted and income was earned. The countries in which Ocean Rig operated have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there was not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of Ocean Rig’s income/ (losses) before taxes were as follows:

Year ended December 31, 2015
Domestic income / (loss) (Republic of the Marshall Islands)	$ 90,181
Foreign income	42,277
Total income before taxes	$ 132,458

The components of the Company’s tax expense were as follows:

Year ended December 31, 2015
Current Tax expense	$37,119
Income taxes	$37,119

Effective tax rate	28.0%

For fiscal year 2015, the current tax expense was mainly related to withholding tax based on total contract revenue or bareboat fees. In 2015, approximately 48% of the current tax expense was related to withholding taxes in Angola. For fiscal year 2017, the current tax expense is mainly related to U.S. federal income tax on its U.S. source shipping income.

Taxes have not been reflected in other comprehensive loss since the valuation allowances would result in no recognition of deferred tax.

Reconciliation of total tax expense:	Year ended December 31, 2015
Income tax	$37,119
Taxes on litigation matters subject to statutory rates, including interest and penalties	-
Total	$37,119

Ocean Rig had from 2011 elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2015, most of its activities were in the Republic of the Marshall Islands with tax rate of zero.